Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income
Interest and fees on loans	$ 21,226,505	$ 21,203,038
Interest on debt securities
Taxable	313,755	533,018
Tax-exempt	1,027,054	992,413
Dividends	59,823	82,444
Interest on federal funds sold and overnight deposits	12,645	10,418
Total interest income	22,639,782	22,821,331
Interest expense
Interest on deposits	2,839,036	3,408,441
Interest on federal funds purchased and other borrowed funds	81,723	355,377
Interest on repurchase agreements	111,437	144,244
Interest on junior subordinated debentures	409,938	974,257
Total interest expense	3,442,134	4,882,319
Net interest income	19,197,648	17,939,012
Provision for loan losses	670,000	1,000,000
Net interest income after provision for loan losses	18,527,648	16,939,012
Non-interest income
Service fees	2,572,031	2,348,219
Income from sold loans	1,624,880	1,827,045
Other income from loans	725,922	899,849
Net realized (loss) gain on sale of securities available-for-sale	(5,521)	351,301
Other income	1,065,256	762,546
Total non-interest income	5,982,568	6,188,960
Non-interest expense
Salaries and wages	6,395,042	6,178,891
Employee benefits	2,320,280	2,110,498
Occupancy expenses, net	3,169,266	3,295,752
FHLB prepayment fee	0	306,338
FDIC insurance	376,022	389,909
Amortization of core deposit intangible	272,695	340,870
Other expenses	5,759,169	6,244,512
Total non-interest expense	18,292,474	18,866,770
Income before income taxes	6,217,742	4,261,202
Income tax expense (benefit)	1,131,087	(139,488)
Net income	$ 5,086,655	$ 4,400,690
Earnings per common share	$ 1.03	$ 0.88
Weighted average number of common shares used in computing earnings per share	4,838,185	4,769,645
Dividends declared per common share	$ 0.56	$ 0.56
Book value per share on common shares outstanding at December 31,	$ 8.96	$ 8.49